U.S. Diversified Real Estate ETF™
Schedule of Investments
November 30, 2023 (Unaudited)
Shares	Security Description	Value
COMMON STOCKS - 99.7%
	Health Care Facilities - 0.5%
6,915	National HealthCare Corporation	$529,482
	Hotels, Resorts & Cruise Lines - 5.9%
5,155	Choice Hotels International, Inc.	568,493
12,524	Hilton Worldwide Holdings, Inc.	2,098,020
7,191	Hyatt Hotels Corporation - Class A	825,239
13,134	Marriott International, Inc. - Class A	2,662,262
8,937	Wyndham Hotels & Resorts, Inc.	691,188
		6,845,202
	Data Center REITs - 8.6%
36,257	Digital Realty Trust, Inc.	5,031,747
6,134	Equinix, Inc.	4,999,271
		10,031,018
	Diversified REITs - 6.2%
12,281	Alexander & Baldwin, Inc.	205,707
5,623	American Assets Trust, Inc.	113,247
94,809	Armada Hoffler Properties, Inc.	1,041,003
8,055	Broadstone Net Lease, Inc.	128,880
403,694	Empire State Realty Trust, Inc. - Class A	3,617,098
4,851	Essential Properties Realty Trust, Inc.	115,211
32,803	WP Carey, Inc.	2,041,659
		7,262,805
	Health Care REITs - 7.3%
22,731	CareTrust REIT, Inc.	524,631
11,731	Community Healthcare Trust, Inc.	317,910
12,411	Global Medical REIT, Inc.	124,482
17,743	Healthcare Realty Trust, Inc.	270,936
49,969	Healthpeak Properties, Inc.	865,463
12,808	LTC Properties, Inc.	417,797
9,147	National Health Investors, Inc.	496,316
23,819	Omega Healthcare Investors, Inc.	756,253
39,412	Physicians Realty Trust	460,332
9,585	Sabra Health Care REIT, Inc.	139,941
31,815	Ventas, Inc.	1,458,400
29,900	Welltower, Inc.	2,664,090
		8,496,551
	Hotel & Resort REITs - 2.5%
37,022	Apple Hospitality REIT, Inc.	617,157
15,363	DiamondRock Hospitality Company	127,820
52,873	Host Hotels & Resorts, Inc.	923,691
7,154	Ryman Hospitality Properties, Inc.	717,904
51,001	Sunstone Hotel Investors, Inc.	503,890
		2,890,462
	Industrial REITs - 14.2%
73,916	Americold Realty Trust, Inc.	2,086,649
8,095	EastGroup Properties, Inc.	1,406,506
15,672	First Industrial Realty Trust, Inc.	737,368
20,196	Innovative Industrial Properties, Inc.	1,649,205
123,050	LXP Industrial Trust	1,080,379
5,357	Plymouth Industrial REIT, Inc.	116,515
39,320	Prologis, Inc.	4,519,048
2,452	Rexford Industrial Realty, Inc.	120,687
50,875	STAG Industrial, Inc.	1,823,869
53,993	Terreno Realty Corporation	3,083,540
		16,623,766
	Multi-Family Residential REITs - 14.7%
3,557	Apartment Income REIT Corporation	110,694
14,278	Apartment Investment and Management Company - Class A (a)	98,375
23,907	AvalonBay Communities, Inc.	4,134,477
16,273	Camden Property Trust	1,468,801
18,513	Centerspace	987,483
7,791	Elme Communities	102,374
52,506	Equity Residential	2,984,441
11,063	Essex Property Trust, Inc.	2,361,508
59,583	Independence Realty Trust, Inc.	811,520
16,473	Mid-America Apartment Communities, Inc.	2,050,559
60,252	UDR, Inc.	2,012,417
7,658	Veris Residential, Inc.	110,964
		17,233,613
	Office REITs - 13.8%
32,753	Alexandria Real Estate Equities, Inc.	3,583,179
1,982	Boston Properties, Inc.	112,835
62,671	COPT Defense Properties	1,516,638
66,961	Cousins Properties, Inc.	1,374,040
51,278	Douglas Emmett, Inc.	626,617
267,987	Easterly Government Properties, Inc.	3,124,729
46,417	Equity Commonwealth	872,175
82,975	Highwoods Properties, Inc.	1,572,376
34,720	JBG SMITH Properties	476,358
82,603	Kilroy Realty Corporation	2,724,247
2,187	NET Lease Office Properties (a)	35,756
19,110	Orion Office REIT, Inc.	98,608
5,507	Peakstone Realty Trust	87,892
		16,205,450
	Other Specialized REITs - 3.5%
176,101	Four Corners Property Trust, Inc.	4,048,562
	Retail REITs - 15.2%
8,114	Acadia Realty Trust	122,684
9,982	Agree Realty Corporation	591,034
5,967	Brixmor Property Group, Inc.	128,410
20,447	Federal Realty Investment Trust	1,954,529
27,350	Getty Realty Corporation	804,911
12,417	InvenTrust Properties Corporation	299,498
80,161	Kimco Realty Corporation	1,548,711
50,525	Kite Realty Group Trust	1,067,088
41,231	NETSTREIT Corporation	634,133
2,826	NNN REIT, Inc.	114,792
29,932	Phillips Edison & Company, Inc.	1,054,804
1,987	Realty Income Corporation	107,219
45,856	Regency Centers Corporation	2,878,840
12,989	Retail Opportunity Investments Corporation	167,168
11,501	RPT Realty	133,642
3,261	Saul Centers, Inc.	120,494
25,988	Simon Property Group, Inc.	3,245,641
66,285	SITE Centers Corporation	874,299
19,353	Spirit Realty Capital, Inc.	799,279
41,035	Tanger, Inc.	1,024,234
7,383	Urban Edge Properties	123,665
		17,795,075
	Self Storage REITs - 1.9%
7,532	CubeSmart	299,472
6,291	Extra Space Storage, Inc.	818,899
7,973	National Storage Affiliates Trust	264,624
3,358	Public Storage	868,916
		2,251,911
	Single-Family Residential REITs - 5.4%
82,379	American Homes 4 Rent - Class A	2,987,886
13,663	Equity LifeStyle Properties, Inc.	971,439
29,901	Invitation Homes, Inc.	997,497
9,358	Sun Communities, Inc.	1,210,364
14,102	UMH Properties, Inc.	199,120
		6,366,306
	TOTAL COMMON STOCKS (Cost $118,334,929)	116,580,203

Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
	Money Market Deposit Account - 0.2%
$227,227	U.S. Bank Money Market Deposit Account, 4.21% (b)	227,227
	TOTAL SHORT-TERM INVESTMENTS (Cost $227,227)	227,227
	TOTAL INVESTMENTS - 99.9% (Cost $118,562,156)	116,807,430
	Other Assets in Excess of Liabilities - 0.1%	60,475
	NET ASSETS - 100.0%	$116,867,905

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2023.

REIT -	Real Estate Investment Trust.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$116,580,203	$-	$-	$116,580,203
Short-Term Investments	227,227	-	-	227,227
Total Investments in Securities	$116,807,430	$-	$-	$116,807,430

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.